Share Based Compensation (Details) - Schedule of Summary of the Stock Option Activity	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Summary of The Stock Option Activity [Abstract]
Number of Options Outstanding, Beginning Balance | shares	234,300
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 1
Weighted- average remaining contractual term (in years), Beginning Balance	3 years 10 months 20 days
Aggregate intrinsic value, Beginning Balance | $		[1]
Number of Options, Granted | shares
Weighted Average Exercise Price, Granted | $ / shares
Weighted- average remaining contractual term (in years), Granted
Aggregate intrinsic value, Granted | $		[1]
Number of Options, Forfeited | shares	(17,874)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 1
Weighted- average remaining contractual term (in years), Forfeited	2 years 10 months 20 days
Aggregate intrinsic value, Forfeited | $	$ 0.05	[1]
Number of Options Outstanding, Ending Balance | shares	216,426
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 1
Weighted- average remaining contractual term (in years), Ending Balance	2 years 10 months 20 days
Aggregate intrinsic value, Ending Balance | $	$ 0.05	[1]
Number of Options, Outstanding, Options exercisable | shares	5,468
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 1
Weighted- average remaining contractual term (in years), Options exercisable	2 years 10 months 20 days
Aggregate intrinsic value, Options exercisable | $	$ 0.05	[1]

[1]	Reflets the Repricing.